Annual Total Returns- Vanguard Short-Term Treasury Fund (Retail) [BarChart] - Retail - Vanguard Short-Term Treasury Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.26%	0.69%	(0.10%)	0.71%	0.45%	0.99%	0.39%	1.35%	3.59%	3.96%